Net loss per share	3 Months Ended
Mar. 31, 2023
Net loss per share

7. Net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended March 31,
	2023	2022
Net loss	(4,255)	(2,640)
Basic and diluted weighted-average shares outstanding	4,855,876	4,855,876

Basic and diluted loss per share	(0.88)	(0.54)

Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Stock options and DSUs	152,950	59,976
Share purchase warrants	457,648	457,648